Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions and Balances [Abstract]
Revenues (expenses) from such related party transactions

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Revenues (1)	42,982	45,813	73,352	88,101
Vessel operating expenses (2)	(1,240)	(1,626)	(2,977)	(2,882)
General and administrative (3)(4)(5)	(14,318)	(15,456)	(30,513)	(30,144)
Interest expense (6)	(112)	—	(166)	—